Financial Risk Management and Fair Value of Financial Instruments - Tabular Disclosure Of Exposure To Currency Risk From Assets And Liabilities Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exposure To Currency Risk From Assets And Liabilities [Line Items]
Trade receivables	¥ 252,607	¥ 266,933
Intercompany payables	(20,713)	(16,962)
Currency risk [member]
Disclosure Of Exposure To Currency Risk From Assets And Liabilities [Line Items]
Cash	1,941,370	306,677
Trade receivables	9,694	0
Intercompany payables	(1,493,516)	(280,050)
Net exposure arising from recognized assets and liabilities	¥ 457,548	¥ 26,627